Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information Abstract
Supplemental Cash Flow Information

Note 12 – Supplemental Cash Flow Information

Cash paid during the period for interest and income taxes was as follows:

	Nine Months Ended September 30,
	2012	2011

Interest paid	$62,150	$23,762

Income taxes paid	$2,405	$7,765